Share-based payment arrangements - Stock option programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payment arrangements
Aggregate number of SVS and MVS outstanding (as a percent)	10.00%
Share-based compensation	$ 45,632	$ 30,879